Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jun. 30, 2011
Entity Registrant Name	Chanticleer Holdings, Inc.
Entity Central Index Key	0001106838
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	hotr
Entity Common Stock, Shares Outstanding		2,498,891
Document Type	10-K
Amendment Flag	true
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Public Float			$ 5,082,700
Amendment Description	EXPLANATORY NOTE We filed our Annual Report on Form 10-K for the year ended December 31, 2011 on April 6, 2012 (the "Original Report"). We are filing this Amendment No. 1 on Form 10-K/A-1 (this " Amendment") to make the following changes: · To add Note 17 for the restatement; · To update management discussion and analysis in Item 7; · To restate financial statements as required; · To add restated reference in the financial statements; · To amend disclosure of Controls and Procedures in Item 9A; and · Provide currently dated Exhibit Nos. 31-1 and 32-1. No other changes have been made to the Form 10-K. This Amendment No. 1 to the Form 10-K speaks as of the original filing date of the Form 10-K, does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update in any way disclosures made in the original Form 10-K.

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 165,129	$ 46,007
Accounts receivable	108,714	4,258
Other receivable	42,109	0
Inventory	105,073	0
Due from related parties	76,591	84,269
Prepaid expenses	144,347	24,184
TOTAL CURRENT ASSETS	641,963	158,718
Property and equipment, net	1,505,059	25,563
Goodwill	396,487	0
Intangible assets, net	325,084	0
Investments at fair value	318,353	352,500
Other investments	1,582,148	853,798
Deposits and other assets	29,605	23,980
TOTAL ASSETS	4,798,699	1,414,559
LIABILITIES AND STOCKHOLDERS' EQUITY
Current maturities of long-term debt and notes payable	1,171,855	250,000
Convertible notes payable	1,625,000	0
Accounts payable and accrued expenses	478,005	277,535
Other current liabilities	330,607	1,750
Current maturities of capital leases payable	41,590	0
Deferred rent	43,225	0
Due to related parties	30,204	116,349
TOTAL CURRENT LIABILITIES	3,720,486	645,634
Capital leases payable, less current maturities	85,853	0
Deferred rent	7,162	0
Other liabilities	263,321	0
Long-term debt, less current maturities	236,109	686,500
TOTAL LIABILITIES	4,312,931	1,332,134
Commitments and contingencies (Note 14)
Stockholders' equity:
Common stock: $0.0001 par value; authorized 200,000,000 shares; issued 3,012,121 shares and 2,571,918 shares; and outstanding 2,498,891 and 2,048,688 shares at December 31, 2011 and 2010, respectively	301	257
Additional paid in capital	6,459,506	5,456,067
Other comprehensive income	50,650	68,027
Non-controlling interest	593,863	24,175
Accumulated deficit	(6,092,132)	(4,929,418)
Less treasury stock, 513,230 shares and 523,230 shares at December 31, 2011 and 2010, respectively	(526,420)	(536,683)
Total stockholders' equity	485,768	82,425
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,798,699	$ 1,414,559

Consolidated Balance Sheets [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	3,012,121	2,571,918
Common stock, shares outstanding	2,498,891	2,048,688
Treasury stock , shares	513,230	523,230

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Restaurant sales, net	$ 980,247	$ 0
Management fee income - non-affiliates	493,167	20,833
Management fee income - affiliates	3,235	115,468
Total revenue	1,476,649	136,301
Expenses:
Restaurant cost of sales	504,971	0
Restaurant operating expenses	598,225	0
General and administrative expense	1,249,749	935,110
Asset impairment	0	250,000
Depreciation and amortization	79,542	11,079
Total expenses	2,432,487	1,196,189
Loss from operations	(955,838)	(1,059,888)
Other income (expense)
Equity in earnings (losses) of investments	(76,113)	58,337
Realized gains from sales of investments	94,353	106,035
Interest income	4,541	46,000
Miscellaneous income	476	0
Interest expense	(183,467)	(140,016)
Other than temporary decline in available-for-sale securities	(147,973)	(40,386)
Total other income (expense)	(308,183)	29,970
Net loss before non-controlling interest	(1,264,021)	(1,029,918)
Non-controlling interest	101,307	18,353
Net loss	(1,162,714)	(1,011,565)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities (none applies to non-controlling interest)	(13,005)	152,027
Foreign translation losses	(4,372)	0
Other comprehensive loss	$ (1,180,091)	$ (859,538)
Net earnings (loss) per share, basic and diluted (in dollars per share)	$ (0.49)	$ (0.51)
Weighted average shares outstanding (in shares)	2,370,036	1,990,462

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 250	$ 5,255,624	$ (84,000)	$ 0	$ (3,917,853)	$ (536,003)	$ 718,018
Balance (in shares) at Dec. 31, 2009	2,492,752
Common stock issued for:
Consultants	1	24,999	0	0	0	0	25,000
Consultants (in shares)	15,572
Amounts due related party	3	58,787	0	0	0	0	58,790
Amounts due related party (in shares)	33,594
Accounts payable	1	17,499	0	0	0	0	17,500
Accounts payable (in shares)	10,000
Director fees	2	42,498	0	0	0	0	42,500
Director fees (in shares)	20,000
Beneficial conversion feature of convertible notes payable	0	56,660	0	0	0	0	56,660
Available-for-sale securities	0	0	152,027	0	0	0	152,027
Purchase treasury stock	0	0	0	0	0	(680)	(680)
Non-controlling interest	0	0	0	42,528	0	0	42,528
Net loss	0	0	0	(18,353)	(1,011,565)	0	(1,029,918)
Balance, at Dec. 31, 2010	257	5,456,067	68,027	24,175	(4,929,418)	(536,683)	82,425
Balance (in shares) at Dec. 31, 2010	2,571,918
Common stock issued for:
Convertible notes payable and accrued interest	41	731,046	0	0	0	0	731,087
Convertible notes payable and accrued interest (in shares)	412,286
Services	3	74,570	0	0	0	0	74,573
Services (in shares)	27,750
Cash	0	500	0	0	0	0	500
Cash (in shares)	167
Available-for-sale securities contributed by CEO	0	125,331	0	0	0	0	125,331
Warrants sold, net	0	20,608	0	0	0	0	20,608
Amortize warrants	0	35,247	0	0	0	0	35,247
Sell treasury stock	0	16,137	0	0	0	10,263	26,400
Available-for-sale securities	0	0	(13,005)	0	0	0	(13,005)
Non-controlling interest	0	0	0	670,995	0	0	670,995
Foreign translation loss	0	0	(4,372)	0	0	0	(4,372)
Net loss	0	0	0	(101,307)	(1,162,714)	0	(1,264,021)
Balance, at Dec. 31, 2011	$ 301	$ 6,459,506	$ 50,650	$ 593,863	$ (6,092,132)	$ (526,420)	$ 485,768
Balance (in shares) at Dec. 31, 2011	3,012,121

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,162,714)	$ (1,011,565)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities	147,973	40,386
Bad debt expense - related party	750	24,907
Non-controlling interest	(101,307)	(18,353)
Consulting and other services rendered in exchange for investment securities	(1,500)	(33,000)
Depreciation and amortization	79,542	11,079
Equity in (earnings) loss of investments	76,113	(58,337)
Asset impairment	0	250,000
Common stock issued for services	74,573	49,375
(Gain) loss on sale of investments	(94,353)	(106,035)
Beneficial converstion feature of convertible notes payable	0	56,660
Revaluation of equity investment prior to acquisitions	74,362	0
Amortization of warrants	35,247	0
(Increase) decrease in amounts due from affiliate	(54,217)	(46,547)
(Increase) decrease in accounts receivable	(81,528)	(4,258)
(Increase) decrease in other receivable	(42,109)	0
(Increase) decrease in prepaid expenses and other assets	(58,690)	0
(Increase) decrease in inventory	(36,676)	0
Increase (decrease) in accounts payable and accrued expenses	(30,701)	89,807
Increase (decrease) in deferred rent	20,308	0
Increase (decrease) in deferred revenue	(1,750)	(19,083)
Advance from related parties for working capital	0	14,650
Net cash used by operating activities	(1,156,677)	(760,314)
Cash flows from investing activities:
Proceeds from sale of investments	190,325	281,765
Investment distribution	8,140	16,137
Purchase of investments	(1,502,247)	(26,334)
Franchise cost	(75,000)	0
Purchase of property and equipment	(219,811)	(4,517)
Treasury stock proceeds (acquired)	26,400	(680)
Deposit made for investment	0	(20,000)
Net cash provided (used) by investing activities	(1,572,193)	246,371
Cash flows from financing activities:
Proceeds from sale of common stock	500	0
Proceeds from sale of common stock warrants, net	20,608	0
Loan proceeds	2,790,000	541,000
Loan repayment	(7,036)	(4,500)
Capital lease payments	(13,970)	0
Other liabilities	62,262	0
Loans to related parties	0	(48,924)
Loan from related party	0	70,000
Net cash provided by financing activities	2,852,364	557,576
Effect of exchange rate changes on cash	(4,372)	0
Net increase in cash and cash equivalents	119,122	43,633
Cash and cash equivalents, beginning of year	46,007	2,374
Cash and cash equivalents, end of year	165,129	46,007
Supplemental cash flow information:
Interest	101,479	31,999
Income taxes	0	0
Non-cash investing and financing activities:
Common stock issued for amounts due related party	0	58,790
Common stock issued for accounts payable	0	17,500
Reclassification of investment accounted for under the cost method as available-for-sale security	0	100,000
Due to related party exchanged for convertible note payable	25,000	0
Convertible notes payable exchanged for common stock	711,500	0
Accrued interest exchanged for common stock	10,000	0
Investment contributed by the Company's CEO	125,331	0
Common stock issued for prepaid consulting contract	44,850	0
Acquisition of subsidiaries:
Current assets, excluding cash and cash equivalents	138,801	0
Property and equipment and intangible assets	1,985,799	0
Total assets excluding cash and cash equivalents	2,124,600	0
Liabilities assumed	953,917	0
Non-controlling interest	645,436	0
Prior investment of the Company	320,247	0
Acquisition of subsidiaries	1,919,600	0
Purchase price, net assets acquired - cash paid	$ 205,000	$ 0

NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Abstract]
Nature of Operations [Text Block]
1.	Nature of Business

Organization

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. The Company previously had limited operations and was considered a development stage company until July 2005. On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. (“CHA”), Chanticleer Investment Partners, LLC (“CIP”), DineOut SA Ltd. ("DineOut”), Chanticleer and Shaw Foods (Pty) Ltd. (“C&S”), Kiarabrite (Pty) Ltd (“KPL”), Dimaflo (Pty) Ltd (“DFLO”), Tundraspex (Pty) Ltd (“TPL”), Civisign (Pty) Ltd (“CPL”) and Dimalogix (Pty) Ltd (“DLOG”) (collectively referred to as “the Company,” “we,” “us,” or “the Companies”). All significant inter-company balances and transactions have been eliminated in consolidation.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders. All share references have been adjusted as if the split occurred prior to all periods presented.

Information regarding the Company's subsidiaries is as follows:

·	Advisors was formed as a wholly owned Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company;

·	Ventures was formed as a wholly owned Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

·	CHL was formed as a wholly owned Limited Liability Company in Jersey on March 24, 2009 to own the Company's initial 50% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa;

·	CHA was formed on September 30, 2011 in Australia as a wholly owned subsidiary to invest in Hooters restaurants in Australia;

·	CIP was formed as a wholly owned North Carolina limited liability company on September 20, 2011. CIP has not commenced business at December 31, 2011. CIP was formed to manage separate and customized investment accounts for investors. The Company plans to register CIP as a registered investment advisor so that it can market openly to the public;

·	DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to raise capital in Europe (the Company owns approximately 89% of DineOut at December 31, 2011);

·	KPL was formed on August 30, 2011 in South Africa to manage the Hooters restaurants in South Africa. The Company owns 80% and local management owns 20% at December 31, 2011;

·	C&S was formed in 2009 in South Africa, is owned 100% by the Company, and holds the Hooters of America (“HOA”) franchise rights in South Africa;

·	DFLO was formed on August 16, 2011 in South Africa, is owned 52% by the Company and 48% by outside investors at December 31, 2011, and owns the Hooters restaurant in Durban, South Africa;

·	TPL was formed on August 18, 2011in South Africa, is owned 66% by the Company and 34% by outside investors at December 31, 2011, and owns the Hooters restaurant in Johannesburg, South Africa;

·	CPL was formed on August 29, 2011 in South Africa, is owned 60% by the Company and 40% by outside investors at December 31, 2011 and owns the Hooters restaurant in Cape town, South Africa;

·	DLOG was formed on August 27, 2011 in South Africa, is owned 100% by the Company at December 31, 2011 and owns the Hooters restaurant in the Emperor’s Palace in Johannesburg, South Africa; and

·	AFS was formed as a Nevada Limited Liability Company on February 19, 2009 to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations. AFS's business operation was not activated and was discontinued in September 2011.

GOING CONCERN (restated)

At December 31, 2011 and 2010, the Company had current assets of $641,963 and $158,718; current liabilities of $3,720,486 and $645,634; and a working capital deficit of $3,078,523 and $486,916, respectively. The Company incurred a loss of $1,162,714 during the year ended December 31, 2011 and had an unrealized loss from available-for-sale securities of $13,005 and foreign currency translation losses of $4,372, resulting in a comprehensive loss of $1,180,091.

The Company's corporate general and administrative expenses averaged approximately $295,000 per quarter during 2011. In the fourth quarter of 2011, $68,000 was added when we began consolidating the South African operations. The Company expects costs to increase as we expand our footprint internationally in 2012. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. The Company also will share 49% of the profits in our Hooters location opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.

In addition, the Company has a note with a balance at December 31, 2011 of $242,964 owed to its bank which is due in August 2013 and a line of credit with its bank with a balance at December 31, 2011 of $1,165,000 (total available $2,000,000) due on August 20, 2012. We also have convertible notes payable with certain investors with a balance at December 31, 2011 of $1,625,000 due in the second quarter of 2012. The Company’s South African subsidiaries have bank overdraft and term facilities of $593,928. The Company plans to continue to use limited partnerships, if the Company’s contemplated raise is not completed or not fully subscribed, to fund its share of costs for additional Hooters restaurants.

The Company expects to meet its obligations in 2012 with some or all of the following:

·	File an S-1 Registration during the second quarter of 2012, and, assuming it becomes effective, plans to raise up to $15,000,000 from the sale of common stock and warrant units;
·	The Company received $100,000 in January 2012 as a fee for its CEO sitting on the Board of Hooters of America and expect to continue to receive this fee for the next three years based on the current agreement;
·	Extend a portion of its existing line of credit;
·	Convert its convertible notes payable into common stock.

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists. These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates include the valuation of the investments in portfolio companies and deferred tax asset valuation allowances. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

revenue recognition

Restaurant Net Sales

We record revenue from restaurant sales at the time of sale, net of discounts. Sales revenues are presented net of sales and value added (VAT) taxes. Cost of sales primarily includes the cost of food, beverages, and merchandise and disposable paper and plastic goods used in preparing and selling our menu items, and excludes depreciation and amortization.

Management Fee Income

The Company receives revenue from management fees from both affiliated companies and non-affiliated companies. Our revenue recognition policy provides that revenue is generally realized or realizable and earned when all of the following criteria have been met:

·	Persuasive evidence of an arrangement exists;
·	Delivery has occurred or services have been rendered;
·	The seller's price to the buyer is fixed or determinable; and
·	Collectability is reasonably assured.

We may collect revenue in both cash and in the equity securities of the company to whom we are providing services. Typically when we are paid cash for services, it is based on a monthly fee and is recorded when earned. When we receive equity securities for our management services, we generally receive the securities in advance for our services to be earned over the life of the contract, generally one year. We value these securities and defer recognition of the revenue over the life of the management contract.

The fair value of the equity instruments received was determined based upon the stock prices as of the date we reached an agreement with the third party and is not subject to adjustment after the measurement date.

ACCOUNTS RECEIVABLE

The Company monitors its exposure for credit losses on its receivable balances and the credit worthiness of its receivables on an ongoing basis and records related allowances for doubtful accounts. Allowances are estimated based upon specific customer balances, where a risk of default has been identified, and also include a provision for non-customer specific defaults based upon historical experience. As of December 31, 2011 and December 31, 2010, the Company has not recorded an allowance for doubtful accounts. If circumstances related to specific customers change, estimates of the recoverability of receivables could also change.

INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out method) or market, and consist primarily of restaurant food items and supply inventory.

OPERATING LEASES

The Company leases certain property under operating leases. Many of these lease agreements contain rent holidays, rent escalation clauses and/or contingent rent provisions. Rent expense is recognized on a straight-line basis over the expected lease term, including cancelable option periods when failure to exercise such options would result in an economic penalty. In addition, the rent commencement date of the lease term is the earlier of the date when we become legally obligated for the rent payments or the date when we take access to the property or the grounds for build out.

MARKETABLE EQUITY SECURITIES

Trading securities

The Company's investment in marketable equity securities are carried at fair value and are classified as current assets in the consolidated balance sheets. Unrealized gains and losses, net of tax, are reported in the statement of operations as unrealized gain (loss) on marketable equity securities. Gains and losses are reported in the consolidated statements of operations when realized, based on the disposition of specifically identified investments, using a first-in, first-out method.

Available-for-sale securities

The Company’s investments in marketable equity securities which are classified as available-for-sale are carried at fair value. Investments available for current operations are classified in the consolidated balance sheets as current assets; investments held for long-term purposes are classified as non-current assets. Unrealized gains and losses, net of tax, are reported in other comprehensive income as a separate component of stockholders’ equity. Gains and losses are reported in the consolidated statements of operations when realized, determined based on the disposition of specifically identified investments, using a first-in, first-out method.

Investments identified by the Company as being potentially impaired are subject to further analysis to determine if the impairment is other than temporary. Other than temporary declines in market value from original costs are charged to investment and other income, net, in the period in which the loss occurs. In determining whether investment holdings are other than temporarily impaired, the Company considers the nature, cause, severity and duration of the impairment.

OTHER INVESTMENTS

Investments in which the Company has the ability to exercise significant influence and that, in general, are at least 20 percent owned are stated at cost plus equity in undistributed net earnings (loss), less distributions received. The Company also has equity investments in which it owns less than 20% which are stated at cost. An impairment loss would be recorded whenever a decline in the value of an equity investment or cost investment is below its carrying amount and is determined to be other than temporary. In judging “other than temporary,” the Company considers the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and long-term operating and financial prospects of the investee, and the Company’s long-term intent of retaining the investment in the investee.

FAIR VALUE MEASUREMENTS

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1	Quoted prices for identical instruments in active markets.
Level 2	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3	Significant inputs to the valuation model are unobservable.

We maintain policies and procedures to value instruments using the best and most relevant data available. Our investment committee reviews and approves all investment valuations.

Our available-for-sale equity securities are all valued using Level 1 inputs or Level 2 inputs.

fair value of financial instruments

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value. The carrying amounts of the Company’s cash, accounts receivable, inventory, accounts payable, accrued expenses, other current liabilities, convertible notes payable and notes payable approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates.

fixed assets

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is recorded using the straight-line method over the estimated useful lives of the respective assets (generally five and seven years). The carrying amount of all long-lived assets is evaluated periodically to determine if adjustment to the depreciation and amortization period or the unamortized balance is warranted. Based upon its most recent analysis, the Company believes that no impairment of property and equipment exists at December 31, 2011 and 2010. Maintenance and repairs are charged to operations when incurred. Betterments and renewals are capitalized. When property and equipment are sold or otherwise disposed of, the asset account and related accumulated depreciation account are relieved, and any gain or loss is included in operations.

InTANGIBLE ASSETS

Goodwill

Goodwill represents the excess of the purchase price of a business over the fair value of the identifiable net assets acquired. In accordance with ASC Topic 350, goodwill and intangible assets with indefinite useful lives are not amortized, but are instead tested for impairment at least annually or as circumstances indicate their value may no longer be recoverable.

The impairment test for goodwill uses a two-step approach, which is performed at the reporting unit level.  Step one compares the fair value of the reporting unit to its carrying value.  If the carrying value exceeds the fair value, there is a potential impairment and step two must be performed.  Step two compares the carrying value of the reporting units’ goodwill to its implied fair value (i.e. fair value of the reporting unit less the fair value of the units’ assets and liabilities, including identifiable intangible assets).  If the carrying value of goodwill exceeds its implied fair value, the excess is required to be recorded as impairment.

At December 31, 2011, the Company performed an annual evaluation of its goodwill as required under ASC Topic 350. As a result of this evaluation, the Company determined that no goodwill impairment was necessary, as the current performance and future expectations support the carrying value of goodwill.

Franchise Cost

Intangible assets are recorded for the initial franchise fees for our restaurants. The Company amortizes these amounts over a 20 year periods, which is the life of the franchise agreement.

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company has provided a valuation allowance for the full amount of the deferred tax assets.

As of December 31, 2011 and 2010 the Company had no accrued interest or penalties relating to any tax obligations. The Company currently has no federal or state examinations in progress, nor has it had any federal or state tax examinations since its inception. The last three years of the Company's tax years are subject to federal and state tax examination.

Stock-based Compensation

The compensation cost relating to share-based payment transactions (including the cost of all employee stock options) is required to be recognized in the financial statements. That cost is measured based on the estimated fair value of the equity or liability instruments issued. A wide range of share-based compensation arrangements including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans are included. The Company’s financial statements would include an expense for all share-based compensation arrangements granted on or after January 1, 2006 and for any such arrangements that are modified, cancelled or repurchased after that date based on the grant-date estimated fair value.

As of December 31, 2011 and 2010, there were no options outstanding. See Note 11 regarding outstanding warrants.

EARNINGS (LOSS) PER COMMON SHARE

The Company is required to report both basic earnings per share, which is based on the weighted-average number of common shares outstanding, and diluted earnings per share, which is based on the weighted-average number of common shares outstanding plus all potentially dilutive shares outstanding. At December 31, 2011 and 2010, there are no potentially dilutive shares outstanding. Accordingly, no common stock equivalents are included in the earnings (loss) per share calculations and basic and diluted earnings per share are the same for all periods presented.

FOREIGN CURRENCY TRANSLATION

Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common stockholders’ equity. Foreign currency transaction gains and losses are included in current earnings. Most of our foreign operations use their local currency as the functional currency.

Comprehensive Income

Standards for reporting and displaying comprehensive income and its components (revenues, expenses, gains and losses) in a full set of general-purpose financial statements requires that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. We are required to (a) classify items of other comprehensive income by their nature in financial statements, and (b) display the accumulated balance of other comprehensive income separately in the equity section of the balance sheet for all periods presented.

concentration of credit risk

Cash is maintained at financial institutions, which at times, may exceed the FDIC insurance limit.

RECLASSIFICATIONS

Certain reclassifications have been made in the financial statements at December 31, 2010 and for the periods then ended to conform to the December 31, 2011 presentation. The reclassifications had no effect on net loss.

Recent Accounting Pronouncements

There are several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) which are not yet effective. Each of these pronouncements, as applicable, has been or will be adopted by the Company. At March 30, 2012, none of these pronouncements are expected to have a material effect on the financial position, results of operations or cash flows of the Company.

ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Restated Note 17)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	ACQUISITION OF MAJORITY OWNED HOOTERS RESTAURANTS (Restated Note 17)

Effective October 1, 2011, the Company acquired majority ownership of a management company, a company that owns the HOA franchise rights for the territory of South Africa, and four Hooters restaurants in South Africa. Previously, the Company owned a minority interest in the restaurants and was not in control and these operations were accounted for using the equity method of accounting. New entities were formed for the operations and the Company’s ownership is as follows: KPL 80%, DFLO 52%, TPL 66%, CPL 60%, C&S 100% and DLOG 100%. The restaurant owned by DFLO in Durban opened in January 2010, the restaurant owned by TPL in Johannesburg opened in June 2010 and the restaurant owned by CPL in Cape Town opened in June 2011. The restaurant owned by DLOG opened in February 2012.

The acquisition was accounted for using the purchase method of accounting and, accordingly, the consolidated statements of operations include the results of the South African operations beginning October 1, 2011. The assets acquired and the liabilities assumed were recorded at estimated fair values as determined by the Company’s management based on information currently available and on current assumptions as to future operations. A summary of the estimated fair value of assets acquired and liabilities assumed in the acquisition follows:

(Restated)
Current assets, excluding cash and cash equivalents	$138,801
Property and equipment and intangible assets	1,985,799
Total assets excluding cash and cash equivalents	$2,124,600
Liabilities assumed	953,917
Non-controlling interest	645,436
Prior investment of the Company	320,247
Purchase price (net assets acquired)	$205,000
Cash paid	$205,000

Liabilities assumed includes $593,928 at December 31, 2011 and $531,666 at September 30, 2011 in bank debt of the prior entities which the Company has agreed to repay without interest upon completion of its new financing. The $593,928 at December 31, 2011 is included in other liabilities.

Unaudited pro forma results of operations for the two years ended December 31, 2011 and 2010, as if the Company had acquired majority ownership of the South African Hooters restaurants on January 1, 2010 is as follows. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated, or which may result in the future.

	2011	2010

Net revenues	$4,840,914	$4,078,964
Net earnings (loss)	$(1,031,135)	$(466,153)
Net earnings (loss) per share, basic and diluted	$(0.44)	$(0.23)

INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	INVESTMENTS

INVESTMENTS AT FAIR VALUE CONSIST OF THE FOLLOWING AT DECEMBER 31, 2011 AND 2010

	2011	2010

Available-for-sale investments at fair value	$318,353	$352,500
Trading securities	-	-
Total	$318,353	$352,500

TRADING SECURITIES:

The Company had no transactions in trading securities during 2011. The following table summarizes the activity during 2010.

2010

Balance, beginning of year	$-
Shares acquired from a related party	26,334
Cost of securities sold	(26,334)
Balance, end of year	$-

Proceeds from sale of trading securities	$32,917
Gain from sale of trading securities	$6,583

AVAILABLE-FOR-SALE SECURITIES

Activity in our available-for-sale securities may be summarized as follows:

	2011	2010

Cost at beginning of year	$284,473	$167,286
Contributed to the Company by it's CEO	125,331	-
Transfer from investments accounted for by the cost method	-	100,000
Received as management fees	1,500	33,000
Acquired in exchange for DineOut shares	-	124,573
Proceeds from sale of securities	-	(41,645)
Realized loss from sale of securities	-	(58,355)
Other than temporary loss in available-for-sale securities	(147,973)	(40,386)
Cost at end of year	263,331	284,473
Unrealized gain (loss)	55,022	68,027
Total	$318,353	$352,500

Our available-for-sale securities consist of the following:

		Unrecognized		Realized	Loss
		Holding	Fair	Holding	on
	Cost	Gains (Losses)	Value	Loss	Sale
December 31, 2011
Remodel Auction *	$-	$-	$-	$(900)	$-
North Carolina Natural Energy *	1,500	-	1,500	-	-
North American Energy	126,000	(42,000)	84,000	-	-
North American Energy *	10,500	7,500	18,000	-	-
North American Energy	125,331	89,522	214,853	-	-
Efftec International, Inc. *	-	-	-	(22,500)	-
HiTech Stages	-	-	-	(124,573)	-
	$263,331	$55,022	$318,353	$(147,973)	$-

December 31, 2010
Syzygy Entertainment, Ltd. *	$-	$-	$-	$(1,286)	$-
Remodel Auction *	900	100	1,000	(39,100)	-
North American Energy	126,000	(98,000)	28,000	-	-
North American Energy *	10,500	(4,500)	6,000	-	-
Efftec International, Inc. *	22,500	22,500	45,000	-	-
Efftec International, Inc. (warrant) *	-	22,500	22,500	-	-
Vought Defense System Corp.	-	-	-	-	(58,355)
HiTech Stages	124,573	125,427	250,000	-	-
	$284,473	$68,027	$352,500	$(40,386)	$(58,355)

* Investments acquired in exchange for management services.

Syzygy Entertainment, Ltd. (“Syzygy”) – During 2007, the Company acquired 342,814 shares of Syzygy for management services and Mr. Pruitt contributed an additional 300,000 shares to the Company. The shares had an initial cost of $1,114,221 which has now been fully impaired.

Remodel Auction Incorporated (“REMC”) – During 2009, the Company acquired 334 shares of REMC for management services with an initial cost of $275,000 which has now been fully impaired.

North Carolina Natural Energy, Inc. (“NCNE”) – NCNE is a successor to REMC whose business was discontinued. NCNE has plans to become involved in some form of natural energy. The Company received 100,000,000 shares of NCNE (less than 1% on a fully diluted basis) for management services during 2011. The shares were valued at $1,500 based on NCNE’s valuation as a shell.

North American Energy Resources, Inc. - During the quarter ended June 30, 2009, the Company exchanged its oil & gas property investments for 700,000 shares of North American Energy Resources, Inc. ("NAEY") which were valued at $126,000 based on the closing price of NAEY on the date of the trade. At December 31, 2011 and 2010, the stock was $0.12 and $0.04 per share and the Company recorded an unrealized loss of $42,000 and $98,000, respectively, based on the Company's determination that the price decline was temporary.

During the first quarter of 2010, the Company received an additional 150,000 shares of NAEY in exchange for management services. The shares were initially valued at $10,500, based on the trading price at the time. At December 31, 2010, the Company recorded an unrealized loss of $4,500 based on the market value of $6,000 at December 31, 2010. At December 31, 2011, the shares were valued at $18,000 and the Company recorded unrealized appreciation of $7,500.

During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer. At December 31, 2011, the Company recorded unrealized appreciation of $89,522 based on a market value of $214,853.

NAEY appointed a new management team in December 2010 and they are seeking acquisition opportunities for onshore and offshore oil and gas properties. Accordingly, the Company determined that any decline was temporary.

Vought Defense Systems Corp. (“VDSC”) – Initially the Company invested $100,000 for debt with a face value of $1,177,395 of Lifestyle Innovations, Inc. After VDSC was acquired by the company in 2010, we converted our debt into 449,959 shares of VDSC which were sold during 2010 for $41,645, resulting in a loss of $58,355.

EffTec International, Inc. - Effective April 1, 2010, the Company's CEO became a director and the CEO of EffTec International, Inc. The Company received 150,000 shares of EffTec and an option to acquire an additional 150,000 shares at $0.15 per share in exchange for the management services to be provided. The shares were valued at $22,500 based on the trading price of EffTec at the date of the transaction. At December 31, 2010, the shares were valued at $0.30 per share and the $22,500 increase in value plus the value of the option of $22,500 was included in accumulated other comprehensive income (loss). At September 30, 2011, the market value of the Efftec stock dropped to less than $0.01 per share and the Company determined the reduction was other than temporary and impaired its investment to zero.

EffTec developed an Internet-based chiller tool called EffTrack™ that: collects, stores and analyzes chiller operating data, calculates and trends chiller performance, diagnoses the cause of chiller inefficiencies, notifies plant contacts when problems occur, recommends corrective actions, measures the results of corrective actions and provides cost analysis of operational improvements.

HiTech Stages, Ltd. (“HiTech”) – The Company originally acquired 275,000 shares of HiTech in exchange for 150,450 shares of DineOut during the June 2010 quarter. HiTech was unable to raise sufficient capital to fund its business plan and the stock price dropped to near zero at September 30, 2011. The Company determined the decline was other than temporary and fully impaired its investment on September 30, 2011.

OTHER INVESTMENTS ARE SUMMARIZED AS FOLLOWS AT DECEMBER 31, 2011 AND 2010.

	2011	2010

Investments accounted for under the equity method	$815,550	$87,200
Investments accounted for under the cost method	766,598	766,598
Total	$1,582,148	$853,798

INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Activity in investments accounted for using the equity method is summarized as follows.

	2011	2010

Balance, beginning of year	$87,200	$82,500
Equity in earnings (loss)	(76,113)	58,337
New investments	812,604	-
Sale of investment	-	(37,500)
Distributions received	(8,141)	(16,137)
Balance, end of year	$815,550	$87,200

Equity investments consist of the following at December 31, 2011 and December 31, 2010:

	2011	2010
Carrying value:
Hoot SA I, II, III - South Africa	$143,274	$87,200
Hoot Campbelltown Pty. Ltd. (49%) - Australia	570,134	-
Hoot Surfers Paradise Pty. Ltd. (49%) - Australia	102,041	-
Brazil	101	-
	$815,550	$87,200

Equity in earnings (loss) and distributions from equity investments during the year ended December, 2011 and 2010 follows. The activity from the South African restaurants is through September 30, 2011 at which time the Company acquired majority ownership and began consolidating these operations.

	2011	2010
Equity in earnings (loss):
Hoot S.A. I, II, III	(9,256)	58,337
Hoot Campbelltown (49%)	(66,857)	-
	$(76,113)	$58,337
Distributions:
Hoot S.A. I, LLC (20%)	6,248	16,137
Hoot S.A. II, LLC (20%)	1,893	-
	$8,141	$16,137

The summarized unaudited financial data for the South African operations of which we owned 20% at December 31, 2010 follows. The Company acquired majority ownership effective September 30, 2011, accordingly, the amounts in 2011 are for only nine months. In addition, the restaurant at the Hoot Campbelltown location incurred a loss for certain pre-opening expenses before it opened in January 2012, our share of which is included above.

	2011	2010

Revenue	$3,364,265	$3,942,663
Gross profit	2,122,073	2,717,191
Income from continuing operations	131,949	545,412
Net income	131,949	545,412

The summarized balance sheets for the two locations in Australia of which we owned 49% at December 31, 2011 and the Hoot SA limited partnerships of which we owned 20% at December 31, 2010 follows:

	2011	2010
ASSETS
Current assets	$58,975	$101,900
Non-current assets	1,646,508	1,604,500
TOTAL ASSETS	$1,705,483	$1,706,400
LIABILITIES
Current liabilities	$76,035	$172,700
PARTNER'S EQUITY	1,629,448	1,533,700
TOTAL LIABILITIES AND PARTNERS' EQUITY	$1,705,483	$1,706,400

Hooters S.A., GP - The Company formed CHL to own the Company's 50% general partner interest in Hooters S.A., GP, the general partner of the Hooters' restaurant franchises in South Africa. The initial restaurant opened in December 2009 in Durban, South Africa and operations commenced in January 2010. In the initial restaurant CHL had a 10% interest in restaurant cash flows until the limited partners receive payout and a 40% interest in restaurant cash flows after limited partner payout. The second location opened in Johannesburg in June 2010 and a third location opened in Cape Town in June of 2011 with similar structures. Effective September 30, 2011, the Company acquired majority control of the South African operations and began consolidating its operations on October 1, 2011.

CHA (Hoot Campbelltown Pty. Ltd and Hoot Surfers Paradise Pty. Ltd.) – CHA entered into a partnership with the current local Hooters franchisee in Australia in which CHA will own 49% and its partner own 51%. The local partner will also manage the restaurants. The first location, Hoot Campbelltown Pty. Ltd. opened in Capmbelltown, a suburb of Sydney, in January 2012. A second location, Hoot Surfers Paradise Pty. Ltd., is underway with plans to open in the second quarter of 2012.

INVESTMENTS ACCOUNTED FOR USING THE COST METHOD

A summary of the activity in investments accounted for using the cost method follows.

	2011	2010
Investments at cost:
Balance, beginning of year	$766,598	$1,191,598
Impairment	-	(250,000)
Proceeds from sale of investment	-	(75,000)
Investment transferred to available-for-sale securities	-	(100,000)
Total	$766,598	$766,598

Investments at cost consist of the following at December 31, 2011 and 2010:

	2011	2010

Chanticleer Investors, LLC	$500,000	$500,000
Edison Nation LLC (FKA Bouncing Brain Productions)	250,000	250,000
Chanticleer Investors II	16,598	16,598
	$766,598	$766,598

Chanticleer Investors LLC - The Company sold 1/2 of its investment in Investors LLC in May 2009, which reduced its ownership from 23% to 11.5%. Accordingly, in May 2009, the Company discontinued accounting for this investment using the equity method and began to account for the investment using the cost method. In December 2010, the Company sold an additional $75,000 of its investment at cost.

On April 18, 2006, the Company formed Investors LLC and sold units for $5,000,000. Investors LLC’s principal asset was a convertible note in the amount of $5,000,000 with Hooters of America, Inc. (“HOA”), collateralized by and convertible into 2% of Hooters common stock. The original note included interest at 6% and was due May 24, 2009. The note was extended until November 24, 2010 and included an increase in the interest rate to 8%.

The Company owned $1,150,000 (23%) of Investors LLC until May 29, 2009 when it sold 1/2 of its share for $575,000. Under the original arrangement, the Company received 2% of the 6% interest as a management fee ($25,000 quarterly) and 4% interest on its investment ($11,500 quarterly). Under the extended note and revised operating agreement, the Company receives a management fee of $6,625 quarterly and interest income of $11,500 quarterly.

On January 24, 2011, Investors LLC and its three partners combined to form HOA Holdings, LLC ("HOA LLC") and completed the acquisition of HOA and Texas Wings, Inc. ("TW"). Together HOA LLC has created an operating company with 161 company-owned locations across sixteen states, or nearly half of all domestic Hooters restaurants and over one-third of the locations worldwide.

Investors, LLC had a note receivable in the amount of $5,000,000 from HOA that was repaid at closing. Investors LLC then invested $3,550,000 in HOA LLC (approximately 3.1%) ($500,000 of which is the Company's share). One of the investors in Investors LLC that owned a $1,750,000 share is a direct investor in HOA LLC and will now carry its ownership in HOA LLC directly. The Company now owns approximately 14% of Investors LLC.

Based on the current status of this investment, the Company does not consider the investment to be impaired.

EE Investors, LLC - On January 26, 2006, we acquired an investment in EE Investors, LLC with cash in the amount of $250,000. We acquired 1,205 units (3.378%) in EE Investors, LLC, whose sole asset is 40% of Edison Nation, LLC (formerly Bouncing Brain Productions, LLC). Edison Nation was formed to provide equity capital for new inventions and help bring them to market. The initial business plan included developing the products and working with manufacturers and marketing organizations to sell the products. This has evolved into a less hands-on program which involves selling products with patents to other larger companies and retaining royalties. Edison Nation has now reached cash flow break-even, and in addition has been retained by a number of companies for which they do product searches to supplement its business. Edison Nation plans to repay the majority of its debt in 2012 and expects to subsequently begin making distributions to its owners. Based on the current status of this investment, the Company does not consider the investment to be impaired.

Chanticleer Investors II - The Company paid $16,598 in professional services to form this partnership. Chanticleer Advisors, LLC acts as the managing general partner and receives a management fee based on a percentage of profits.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2011 and 2010:

	2011	2010

Office and computer equipment	$32,179	$29,371
Furniture and fixtures	67,794	47,686
Construction in progress	217,001	-
Restaurant furnishings and equipment	1,333,926	-
	1,650,900	77,057
Accumulated depreciation	(145,841)	(51,494)
	$1,505,059	$25,563

Construction in progress consists of costs incurred as of December 31, 2011 for our Emperor’s Palace location in Johannesburg, South Africa, which opened in February 2012. Restaurant furnishings and equipment consists of leasehold improvements, and bar, kitchen and restaurant equipment used in our three locations opened as of December 31, 2011. Depreciation expense was $74,238 and $11,079 for the years ended December 31, 2011, and December 31, 2010, respectively. Restaurant furnishings and equipment includes capital lease assets of $141,416 with a net book value of $131,544 at December 31, 2011.

INTANGIBLE ASSET (As Restated, see Note 17)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
6.	INTANGIBLE ASSET (As Restated, see Note 17)

GOODWILL

Goodwill arose from the excess paid over the fair value of the net assets acquired for the three operating restaurants effective October 1, 2011 and amounts to $396,487. An evaluation was completed effective December 31, 2011 at which time the Company determined that no impairment was necessary.

INTANGIBLE ASSETS, NET

Intangible assets, net at December 31, 2011 consists of franchise fees for the Company’s South African restaurants of $330,388, less amortization of $5,304. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

The estimated amortization of the franchise costs for the years ending December 31, 2012 and thereafter is as follows:

For the year ending
December 31	Franchise Costs

2012	$17,251
2013	17,251
2014	17,251
2015	17,251
2016	17,251
Thereafter	238,829

Total	$325,084

LONG-TERM DEBT AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
7.	LONG-TERM DEBT AND NOTES PAYABLE

Long-term debt and notes payable are summarized as follows.

	December 31,	December 31,
	2011	2010

$2,000,000 line of credit with a bank, interest at Wall Street Journal Prime +0.5% (minimum of 4.5%) payable monthly; due August 20, 2012; collateralized by a certificate of deposit owned by a shareholder; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	$1,165,000	$-

Note payable to a bank due in monthly installments of $1,739 including interest at Wall Street Journal Prime + 1% (minimum of 5.5%); remaining balance due August 10, 2013; collateralized by substantially all of the Company's assets and guaranteed by Mr. Pruitt	242,964	250,000

18% convertible notes payable; interest payable quarterly; due on the six-month anniversary of the date issued; convertible under the same terms as the subsequent capital raised in connection with a public offering of the Company's securities (currently approximately 544,000 shares)	1,625,000	-

10% convertible notes payable; interest payable quarterly; due January 4, 2012; converted into common stock at the rate of $1.75 per share on March 30, 2011	-	686,500
	3,032,964	936,500
Notes payable and current portion of long-term debt	2,796,855	250,000
Long-term debt, less current portion	$236,109	$686,500

The Company pays the shareholder whose certificate of deposit is used as collateral on the $2,000,000 line of credit 1% of the outstanding balance on the line of credit monthly. In addition, the Company issued warrants to the shareholder, as described in Note 11.

During the three months ended March 31, 2011, the Company issued convertible notes payable with a total principal balance of $25,000 in exchange for an amount due a related party of $25,000. The convertible notes included interest at 10% per annum, which was payable quarterly beginning on April 1, 2010 until maturity on January 4, 2012. The convertible notes were convertible into our common stock at the rate of $1.75 per share. Convertible notes with a face value of $711,500 and accrued interest of $19,588 were converted into 412,286 shares of our common stock on March 30, 2011.

BANK OVERDRAFT AND TERM FACILITIES	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Bank Overdraft and Term Facilities Disclosure [Text Block]
8.	Bank Overdraft and Term Facilities

Bank overdraft and term facilities at December 31, 2011 are associated with the South African Operations and consist of the following:

Amount
Bank overdraft facilities (1)	$255,607
Term facility (2)	112,950
Term facility (3)	225,371

Principal balance	$593,928
Less: current portion	330,607
Long-Term Portion	$263,321

(1)	Bank overdraft facilities are unsecured and have a total maximum facility of approximately $260,000. The interest rate as of December 31, 2011 is 11%. The facilities are reviewed annually and are payable on demand.
(2)	Term facility is payable on demand and the facility is secured by certain assets of one of the Company’s shareholders.
(3)	The monthly payments of principal and interests of the term facility total approximately $5,300 and have been made for the period from October 1, 2011 through December 2011. The interest rate at December 31, 2011 is 10.3%.

CAPITAL LEASES PAYABLE	12 Months Ended
Dec. 31, 2011
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9.	Capital Leases Payable

Capital leases payable at December 31, 2011 is associated with the South African Operations and consists of the following:

Capital lease payable, due in 53 monthly installments of $1,081, including interest at 10%, through April 2016	$46,149

Capital lease payable, due in 35 monthly installments of $800, including interest at 10%, through November 2014	24,186

Capital lease payable, due in 17 monthly installments of $1,470, including interest at 10%, through May 2013	23,211

Capital lease payable, due in 39 monthly installments of $1,022, including interest at 10%, through February 2015	33,897

Total capital leases payable	127,443
Less: current maturities	(41,590)

Total Long-Term Maturities	$85,853

The capital leases cover point of sale and other equipment for the three restaurants operating at December 31, 2011. Annual requirements for capital lease obligations are as follows:

December 31,	Amount
2012	$52,463
2013	42,172
2014	34,022
2015	16,033
2016	5,403
Total minimum lease payments	150,093
Less: amount representing interest	(22,650)

Present Value of Net Minimum Lease Payments	$127,443

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	INCOME TAXES

The amounts of U.S. and foreign income before income taxes, with a reconciliation of tax at the federal United States statutory rate (34%) and the South African statutory rate (28%) with the provision for income taxes were:

	2011	2010

Loss (earnings) before income taxes:
United States	$890,941	$1,069,902
Foreign	271,773	(58,337)
	$1,162,714	$1,011,565
Computed "expected" income tax expense (benefit)	$(395,300)	$(343,900)
State income taxes, net of federal benefit	(46,500)	(40,500)
Travel, entertainment and other	3,700	10,100
Valuation allowance	438,100	374,300
Income tax expense (benefit)	$-	$-

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Major components of deferred tax assets and liabilities at December 31, 2011 and 2010 were:

	2011	2010

Net operating loss carryforwards	$1,660,200	$1,381,600
Capital loss carryforwards	630,100	478,300
Investments	(86,700)	8,900
Foreign operations	103,300	-
Total deferred tax assets	2,306,900	1,868,800
Valuation allowance	(2,306,900)	(1,868,800)
Net deferred tax assets	$-	$-

The Company has a net operating loss carryforward of approximately $4,369,000 which will expire at various dates beginning in 2024 through 2031, if not utilized. The Company has a capital loss carryforward of $1,658,000 which expires between 2015 and0 2016 if not utilized. The tax basis of investments is less than their book cost by approximately $228,000.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11.	Stockholders’ Equity

The Company has 200,000,000 shares of its $0.0001 par value common stock authorized and 3,012,121 and 2,571,918 shares issued and 2,498,891 and 2,048,688 shares outstanding at December 31, 2011 and 2010, respectively. There are no options outstanding.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders. All share references have been adjusted as if the split occurred prior to all periods presented.

2011 Transactions

On March 30, 2011, the Company issued 412,286 shares of its common stock in exchange for convertible notes payable with a balance of $711,500 and accrued interest of $19,588.

On July 28, 2011, the Company issued 10,000 shares of its common stock in exchange for consulting services valued at $21,500.

On September 23, 2011, the Company issued 15,000 shares of its common stock in exchange for consulting services to be performed valued at $44,850.

On September 23, 2011, the Company issued 2,750 shares of its common stock in exchange for services performed and valued at $8,223.

On October 19, 2011, the Company issued 167 shares of its common stock in exchange for cash in the amount of $500.

2010 Transactions

During the year ended December 31, 2010, the Company issued: 15,572 shares of its common stock valued at $25,000 to two consultants for consulting services; 33,594 shares of its common stock valued at $58,790 for amounts due a related party; and issued 10,000 shares for $17,500 in accounts payable. Effective December 31, 2010, the Company issued 20,000 shares of its common stock to its outside directors for directors fees valued at $42,500.

Warrants

On January 6, 2011, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933. The Registration Statement was declared effective on July 14, 2011 and registers one Class A Warrant and one Class B Warrant for each common share of the Company issued and outstanding. The warrants have a subscription price of $0.04 which entitles our shareholders to acquire one Class A Warrant which would entitle the holder to acquire one share of our common stock for $2.75 and one Class B Warrant which would entitle the holder to acquire one share of our common stock for $3.50. The warrants have a five year life. At December 31, 2011, the Company had issued 2,194,509 Class A and Class B warrants. Proceeds from the offering are summarized as follows.

Proceeds from sales of Class A and Class B warrants	$87,780
Legal and professional fees incurred for offering	(67,172)
$20,608

On August 10, 2011, the Company issued two warrants to the shareholder who collateralized the Company's $2,000,000 line of credit discussed in Note 7. The Class A Warrant is for 200,000 shares exercisable at $2.75 per share for 10 years and the Class B Warrant is for 250,000 shares exercisable at $3.50 per share for 10 years. The warrants were valued using Black-Scholes at $906,351. This amount will be amortized to interest expense over the ten year life of the warrants. At December 31, 2011, additional paid-in capital and interest expense include $35,247 in amortization.

On November 1, 2011, the Company entered into an investor relations consulting agreement. In addition to cash compensation, the consultant is entitled to receive warrants for certain performance goals. These warrants will be accounted for when the goals are accomplished.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
12.	RELATED PARTY TRANSACTIONS

Due to related parties

The Company has received non-interest bearing loans and advances from related parties. The amounts owed by the Company as of December 31, 2011 and 2010 are as follows:

	2011	2010

Hoot SA III, LLC	$-	$70,000
Hoot SA I, LLC	15,409	-
Chanticleer Foundation, Inc.	10,750	-
Chanticleer Investors, LLC	4,045	-
Avenel Financial Group	-	46,349
	$30,204	$116,349

Due from related parties

The Company has earned income from and made advances to related parties. The amounts owed to the Company at December 31, 2011 and 2010 is as follows:

	2011	2010

Chanticleer Investors II, LLC	$1,485	$46,547
Chanticleer Investors, LLC	-	6,035
Chanticleer Dividend Fund, Inc.	74,281	30,937
Hoot SA II, LLC	825	-
Other	-	750
	$76,591	$84,269

Management income from affiliates

The Company had management income from its affiliates in 2011 and 2010, as follows:

	2011	2010

Chanticleer Investors, LLC	$-	$26,500
Chanticleer Investors II, LLC	1,485	57,718
Efftec International, Inc.	-	22,500
North American Energy Resources, Inc.	1,750	8,750
	$3,235	$115,468

Chanticleer Investors LLC

Investors LLC collected its note receivable and reinvested $3,550,000 in HOA LLC (See Note 4). The Company received $26,500 in management income from Investors LLC in 2010, before the investment in HOA LLC was completed. There was no management income from Investors LLC in 2011.

Chanticleer Investors II LLC

The Company manages Investors II and earned management income of $1,485 and $57,718 ($46,547 was collected March 15, 2011 and $11,171 was collected in 2010) in 2011 and 2010, respectively.

Chanticleer Dividend Fund, Inc. ("CDF")

On November 10, 2010 the Company formed CDF under the general corporation laws of the State of Maryland. CDF filed a registration statement under Form N-2 to register as a non-diversified, closed-end investment company in January 2011. The Company, through Advisors, will have a role in management of CDF when its registration statement becomes effective.

Hoot SA, LLC; Hoot SA II, LLC; and Hoot SA III, LLC

The Hoot partnerships were formed to help finance the first three Hooters restaurants in South Africa.

Efftec International, Inc. ("Efftec")

The Company's CEO became CEO and the sole director of Efftec during 2010 and the Company received 150,000 common shares and an option to acquire 150,000 shares for management services. The shares and option were initially valued at $22,500, based on the trading price of Efftec at the time.

North American Energy Resources, Inc. ("NAEY")

The Company's CEO became CEO and a director of NAEY during 2010 and the Company received 150,000 common shares for management services. The shares were valued at $10,500, based on the trading price of NAEY at the time. The Company's CEO resigned as CEO of NAEY in December 2010 and remains a director. During June 2011, the Company’s CEO contributed 1,790,440 shares of NAEY to the Company which was valued at $125,331 based on the trading price at the time. Mr. Pruitt did not receive additional compensation as a result of the transfer.

Chanticleer Foundation, Inc.

Chanticleer Foundation, Inc. is a Donor-Advised Fund whose governing body consists of Mr. Pruitt, a director of the Company and an employee of the Company. The Foundation loaned the Company $10,750 during 2011.

Avenel Financial Group, Inc.

Avenel Financial Group, Inc. is a company owned by Mr. Pruitt. Advances previously made to the Company were repaid during 2011.

Other

The Company acquired trading securities from a related party for $26,334 which were sold for $32,917 in 2010.

SEGMENTS OF BUSINESS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
13.	SEGMENTS OF BUSINESS

The Company is organized into two segments as of the end of 2011 and 2010.

Management and consulting services ("Management")

The Company provides management and consulting services for small companies which are generally seeking to become publicly traded. The Company also provides management and investment services for Investors LLC, Investors II and other unaffiliated companies.

Operation of restaurants ("Restaurants")

At December 31, 2011, the Company has majority ownership of four restaurants and a management company in South Africa. Three of the restaurants and the management company were operating at December 31, 2011 and the fourth restaurant opened in February 2012. Majority ownership was acquired effective September 30, 2011 and these operations are consolidated with the Company’s other operations since that date. At December 31, 2011, the Company has 49% ownership of two restaurants in Australia, one of which opened in January 2012 and the second is under construction and expected to open in the second quarter of 2012. The operations in Australia will be accounted for using the equity method. The Company has also begun activity in Hungary, Brazil and Europe, but has not finalized any arrangement.

Financial information regarding the Company's segments is as follows for 2011 and 2010.

Year ended December 31, 2011 (restated)

	Management	Restaurants	Total

Revenues	$496,402	$980,247	$1,476,649

Interest expense	$118,995	$64,472	$183,467

Depreciation and amortization	$8,013	$71,529	$79,542

Profit (loss)	$(1,035,763)	$(228,258)	$(1,264,021)
Investments and other			-
Non-controlling interest			101,307
			$(1,162,714)

Assets	$950,966	$2,762,782	$3,713,748
Investments			1,084,951
			$4,798,699

Liabilities	$3,327,318	$985,613	$4,312,931

Expenditures for non-current assets	$2,808	$217,003	$219,811

Year ended December 31, 2010

	Management	Restaurants	Total

Revenues	$136,301	$-	$136,301

Interest expense	$140,016	$-	$140,016

Depreciation and amortization	$11,079	$-	$11,079

Profit (loss)	$(949,904)	$58,337	$(891,567)
Investments and other			(138,351)
Non-controlling interest			18,353
			$(1,011,565)

Assets	$208,261	$87,200	$295,461
Investments			1,119,098
			$1,414,559

Liabilities	$1,332,134	$-	$1,332,134

Expenditures for non-current assets	$4,517	$-	$4,517

The following is revenues and long-lived assets by geographic area as of and for the years ended December 31:

Revenue:	2011	2010
United States	$496,402	$136,301
South Africa	980,247	-
	$1,476,649	$136,301

Long-lived assets, end of year:	2011	2010
United States	$1,649,049	$1,168,641
South Africa	1,835,411	87,200
Australia	672,175	-
Brazil	101	-
	$4,156,736	$1,255,841

The Company used multiple foreign currency exchange rates during the periods presented. For South Africa, for the Statements of Operations we used average rates for the period ranging from 7.94-8.17 Rands per USD, and for the Balance Sheet current assets and liabilities were at 8.12 and non-current assets and liabilities ranging from 6.93-8.07. For Australia, for the Statement of Operations we used an average rate of 1.02 USD per AUD and for the balance sheet we used 1.06 for current assets and liabilities, and 1.02 for non-current assets and liabilities.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.	COMMITMENTS AND CONTINGENCIES

Effective August 1, 2010, the Company extended its office lease agreement for its office for a term of one year with monthly lease payments of $2,100. Since August 1, 2011, the office lease continues at the same rate on a month-to-month basis.

The Company leases the land and buildings for its four restaurants in South Africa through its subsidiaries. The leases are for five year terms and include options to extend the terms. We lease our restaurant facilities under “triple net” leases that require us to pay minimum rent, real estate taxes, maintenance costs and insurance premiums and, in some instances, percentage rent based on sales in excess of specified amounts. Rent obligations for our four restaurants are presented below:

2012	$579,250
2013	620,424
2014	656,840
2015	553,890
thereafter	464,619
Totals	$2,875,023

Rent expense for the years ended December 31, 2011 and December 31, 2010 was $112,334 and $25,200, respectively. Rent expense for the year ended December 31, 2011 for the South African restaurants was $83,116, and is included in the “Restaurant operating expenses” of the Consolidated Statement of Operations. Rent expense for the year ended December 31, 2011 for the management segment was $29,218, and is included in the “General and administrative expense” of the Consolidated Statement of Operations. Rent expense for the year ended December 31, 2010 was all for the management segment.

DISCLOSURES ABOUT FAIR VALUE	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
15.	DISCLOSURES ABOUT FAIR VALUE

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

Fair Value Measurement Using
Quoted prices
		in active	Significant
		markets of	other	Significant
		identical	observable	Unobservable
	Recorded	assets	inputs	Inputs
	value	(Level 1)	(Level 2)	(Level 3)

December 31, 2011
Assets:
Available-for-sale securities	$318,353	$316,853	$1,500	$-

December 31, 2010
Assets:
Available-for-sale securities	$352,500	$101,500	$251,000	$-

At December 31, 2011 and 2010, the Company's available-for-sale equity securities were valued using Level 1 and Level 2 inputs as summarized above. Level 1 inputs are based on unadjusted prices for identical assets in active markets that the Company can access. Level 2 inputs are based on quoted prices for similar assets other than quoted prices in Level 1, quoted prices in markets that are not yet active, or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets.

The Company does not have any investments that are measured on a recurring basis using Level 3 inputs.

Certain assets are not carried at fair value on a recurring basis, including investments accounted for under the equity and cost methods. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to re-measurement at fair value after initial recognition and the resulting re-measurement is reflected in the consolidated financial statements.

In 2010, the Company considered a cost basis investment to be impaired and recognized an impairment loss of $250,000 in the consolidated statement of operations. This impairment was determined using Level 3 inputs to determine the estimated fair value, which was determined to be less than the recorded amounts.

See Note 4 for further details of the Company's investments.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
16.	SUBSEQUENT EVENTS

CONVERTIBLE NOTES PAYABLE

On January 5, 2012, March 15, 2012 and March 29, 2012, the Company received an additional $100,000, $135,000 and $865,000, respectively, of convertible debt, bringing the total to $2,725,000.

EQUITY RAISE

On February 22, 2012, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933. The Registration Statement, when effective, would seek to raise $15 million with the issuance of 5 million units consisting of Common Stock shares at $3.00 per share and five year warrants at $3.25 per share.

NEW HOOTERS DEVELOPMENT RIGHTS

On March 15, 2012, the Company announced it had secured exclusive rights to operate Hooters restaurants in 3 of the most populated states of Brazil. The Company has partnered with the Nash Group, an established restaurant operating company, forming a joint venture company Chanticleer & Nash Brasil Foods Participações Ltda. ("CNBF"), where Chanticleer will own 60% of the operating entity. The group expects to open its first restaurant in the 3rd quarter 2012. The franchise agreement, signed with CNBF and Hooters of America on March 13, 2012, provides CNBF exclusive rights to open and operate Hooters restaurants in 3 states, including Rio de Janeiro, Minas Gerais and Espirito Santo, over the next 20 years.

RESTATEMENT OF 2011 FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Restatement Of Financial Information [Abstract]
Restatement Of Financial Information Disclosure [Text Block]
17.	RESTATEMENT OF 2011 FINANCIAL INFORMATION

These consolidated financial statements restate certain items previously reported by the Company for the 2011 year and revise certain items previously reported by the Company in the notes to the consolidated financial statements due to the events described below.

Restated balances for 2011 Financial Information items have been identified with the notation “Restated” where appropriate and applicable.

Other than the revising of the previously filed consolidated financial statements relating to the restatement, these notes to the consolidated financial statements speak as of the filing date of the Company’s original Form 10-K for the year ended December 31, 2011, filed on April 6, 2012, and these notes to the consolidated financial statements have not been updated to reflect other events occurring subsequent to the original filing date. These notes to the consolidated financial statements should be read in their historical context, except to the extent revised as a result of this restatement.

On September 7, 2012, the audit committee of Chanticleer Holdings, Inc. (the “Company”), upon recommendation of the Company’s management determined that the Company’s Consolidated Financial Statements for its fiscal year ended December 31, 2011 as originally filed in the Form 10-K could no longer be relied on. The Company determined that the Financial Statements of Kiarabrite (Pty) Ltd., Dimaflo (Pty) Ltd., Tundraspex (Pty) Ltd., Civisign (Pty) Ltd., Dimalogix (Pty) Ltd., and Chanticleer & Shaw Foods (Pty.) Ltd. (collectively referred to as the “South Africa Operations”) which are the South African management company and the four entities organized for the stores we operate in South Africa, and the company that owns the HOA franchise rights for the territory of South Africa, were not audited as the Company was led to believe. Accordingly, this Amendment is being filed to include the report of the independent registered public accounting firm responsible for performing the audit of our South Africa Operations. The following tables reflect the items which changed as a result of the restatement and includes the balances as previously reported, the adjustments and the restated balance.

On September 7, 2012, the Company’s South African Chief Financial Officer (“SA CFO”) resigned. It was determined that the SA CFO had committed certain illegal acts, fraud and certain misrepresentations of facts. Due to the SA CFO’s actions, certain taxes were not paid. In addition, the applicable tax forms were not filed during the proper periods. The Company has engaged tax experts to assist in the tax process. The Company also discovered approximately $42,109 of cash that was misappropriated by the SA CFO during the fourth quarter of 2011 (presented as “other receivable” on the Company’s combined balance sheet as of December 31, 2011), and approximately $128,000 in total for the period October 2011 through September 2012. As of November 23, 2012, approximately $40,000 has been recovered by the Company and payment plans are in place for the remainder.

The Company has engaged outside South African tax experts in September 2012 to assist with compliance with Value Added Tax (VAT), payroll taxes, and income taxes in South Africa. A voluntary disclosure agreement has been submitted and the Company is awaiting contact from the South African governmental agency.

In connection with the acquisition of assets as described in Note 3, the Company believes the purchase and sale with the seller was accomplished in accordance with the laws and regulations of the taxing authorities in South Africa. However, there can be no absolute assurance that the seller has fulfilled its tax and regulatory filing requirements, and whether or not the local authorities could seek to recover any unpaid taxes or other amounts from the Company, its shareholders or others. The Company is not aware of any known obligations for which the Company may be required to settle.

The following tables reflect the consolidated balance sheet, statement of operations and statement of cash flows as of December 31, 2011, and for the year then ended of the consolidated amounts previously reported, adjustments reflected in this amended filing, and the restated amounts for 2011.

Consolidated Balance Sheet

	December 31, 2011
	As Previously
	Reported	Adjustment	As Restated
ASSETS
Current assets:
Cash and cash equivalents	$151,928	13,201	165,129
Accounts receivable	103,982	4,732	108,714
Other receivable	-	42,109	42,109
Inventory	59,266	45,807	105,073
Due from related parties	76,591	-	76,591
Prepaid expenses	231,914	(87,567)	144,347
TOTAL CURRENT ASSETS	623,681	18,282	641,963
Property and equipment, net	2,508,823	(1,003,764)	1,505,059
Goodwill	-	396,487	396,487
Intangible assets, net	470,164	(145,080)	325,084
Investments at fair value	318,353	-	318,353
Other investments	1,579,677	2,471	1,582,148
Deposits and other assets	3,980	25,625	29,605
TOTAL ASSETS	$5,504,678	$(705,979)	$4,798,699

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Current maturities of long-term debt and notes payable	$1,171,855	-	1,171,855
Convertible notes payable	1,625,000	-	1,625,000
Accounts payable and accrued expenses	288,996	189,009	478,005
Deferred rent	-	43,225	43,225
Other current liabilities	496,643	(166,036)	330,607
Current maturities of capital lease payable	-	41,590	41,590
Income taxes payable	14,608	(14,608)	-
Due to related parties	30,204		30,204
TOTAL CURRENT LIABILITIES	3,627,306	93,180	3,720,486
Capital lease payable, less current maturities	-	85,853	85,853
Deferred rent	-	7,162	7,162
Other liabilities	-	263,321	263,321
Long-term debt, less current maturities	236,109	-	236,109
TOTAL LIABILITIES	3,863,415	449,516	4,312,931
Commitments and contingencies (Note 14)

Stockholders' equity:
Common stock	301	-	301
Additional paid in capital	6,459,506	-	6,459,506
Other comprehensive income	48,665	1,985	50,650
Non-controlling interest	1,692,019	(1,098,156)	593,863
Accumulated deficit	(6,032,808)	(59,324)	(6,092,132)
Less treasury stock	(526,420)	-	(526,420)
	1,641,263	(1,155,495)	485,768
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$5,504,678	$(705,979)	$4,798,699

Consolidated Statement of Operations

	December 31, 2011
	As Previously
	Reported	Adjustments	As Restated
Revenue:
Restaurant sales, net	$967,418	$12,829	$980,247
Management fee income - non-affiliates	493,167	-	493,167
Management fee income - affiliates	3,235	-	3,235
Total revenue	1,463,820	12,829	1,476,649
Expenses:
Restaurant cost of sales	360,810	144,161	504,971
Restaurant operating expenses	483,946	114,279	598,225
General and administrative expense	1,245,752	3,997	1,249,749
Depreciation and amortization	87,617	(8,075)	79,542
Total expenses	2,178,125	254,362	2,432,487
Loss from operations	(714,305)	(241,533)	(955,838)
Other income (expense)
Equity in earnings (losses) of investments	(76,113)	-	(76,113)
Realized gains from sales of investments	19,991	74,362	94,353
Interest income	4,541	-	4,541
Miscellaneous income	476	-	476
Interest expense	(180,825)	(2,642)	(183,467)
Other than temporary decline in available-for-sale securities	(147,973)	-	(147,973)
Total other income (expense)	(379,903)	71,720	(308,183)
Net loss before income taxes	(1,094,208)	(169,813)	(1,264,021)
Provision for income taxes	14,608	(14,608)	-
Net loss before non-controlling interest	(1,108,816)	(155,205)	(1,264,021)
Non-controlling interest	5,426	95,881	101,307
Net loss	(1,103,390)	(59,324)	(1,162,714)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities (none applies to non-controlling interest)	(13,005)	-	(13,005)
Foreign translation losses	(6,357)	1,985	(4,372)
Other comprehensive loss	$(1,122,752)	$(57,339)	$(1,180,091)

Net earnings (loss) per share, basic and diluted	$(0.47)	$(0.03)	$(0.49)
Weighted average shares outstanding	2,370,036	2,370,036	2,370,036

Consolidated Statement of Cash Flows

	December 31, 2011
	As Previously
	Reported	Adjustments	As Restated
Cash flows from operating activities:
Net loss	$(1,103,390)	$(59,324)	$(1,162,714)
Adjustments to reconcile net loss to net cash used in operating activities:
Other than temporary decline in value of available-for-sale securities	147,973	-	147,973
Bad debt expense - related party	750	-	750
Non-controlling interest	(5,426)	(95,881)	(101,307)
Services rendered in exchange for investment securities	(1,500)	-	(1,500)
Depreciation and amortization	87,617	(8,075)	79,542
Equity in (earnings) loss of investments	76,113	-	76,113
Common stock issued for services	74,573	-	74,573
(Gain) loss on sale of investments	(19,991)	(74,362)	(94,353)
Revaluation of equity investments prior to acquistion	-	74,362	74,362
Amortization of warrants	35,247	-	35,247
(Increase) decrease in amounts due from affiliate	(54,217)	-	(54,217)
(Increase) decrease in accounts receivable	(73,830)	(7,698)	(81,528)
(Increase) decrease in other receivable	-	(42,109)	(42,109)
(Increase) decrease in prepaid expenses and other assets	(168,393)	109,703	(58,690)
(Increase) decrease inventory	5,988	(42,664)	(36,676)
Increase (decrease) in accounts payable and accrued expenses	(58,779)	28,078	(30,701)
Increase (decrease) in income taxes payable	14,608	(14,608)	-
Increase (decrease) in deferred revenue	(1,750)	-	(1,750)
Increase (decrease) in deferred rent	-	20,308	20,308
Net cash used by operating activities	(1,044,407)	(112,270)	(1,156,677)

Cash flows from investing activities:
Proceeds from sale of investments	190,325	-	190,325
Investment distribution	8,140	-	8,140
Purchase of investments	(1,285,500)	(216,747)	(1,502,247)
Franchise cost	-	(75,000)	(75,000)
Acquisition of subsidiaries	(205,000)	205,000	-
Purchase of property and equipment	(388,109)	168,298	(219,811)
Treasury stock proceeds (acquired)	26,400	-	26,400
Net cash provided (used) by investing activities	(1,653,744)	81,551	(1,572,193)

Cash flows from financing activities:
Proceeds from sale of common stock	500	-	500
Proceeds from sale of common stock warrants, net	20,608	-	20,608
Loan proceeds	2,790,000	-	2,790,000
Loan repayment	(7,036)	-	(7,036)
Capital lease payments	-	(13,970)	(13,970)
Increase in other liabilities	-	62,262	62,262
Net cash provided by financing activities	2,804,072	48,292	2,852,364
Effect of exchange rate changes on cash	-	(4,372)	(4,372)
Net increase in cash and cash equivalents	105,921	13,201	119,122
Cash and cash equivalents, beginning of year	46,007	-	46,007
Cash and cash equivalents, end of year	$151,928	$13,201	$165,129